CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 514,876	¥ 3,540,031	¥ 762,882
Time deposits	108,994	749,385	1,960
Accounts receivable, net	47,181	324,392	392,942
Receivables due from related parties			29,660
Prepayments and other current assets	144,113	990,851	477,265
Short-term investments	137,494	945,338	488,391
Total current assets	952,658	6,549,997	2,153,100
Non-current assets:
Property and equipment, net	57,436	394,898	186,418
Production cost, net	29,704	204,231	20,796
Intangible assets, net	206,448	1,419,435	426,292
Goodwill	136,934	941,488	50,967
Long-term investments, net	142,533	979,987	635,952
Total non-current assets	573,055	3,940,039	1,320,425
Total assets	1,525,713	10,490,036	3,473,525
Current liabilities:
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB500.7 million and RMB1,078.1 million as of December 31, 2017 and 2018, respectively)	190,182	1,307,598	596,507
Salary and welfare payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB60.4 million and RMB94.7 million as of December 31, 2017 and 2018, respectively)	35,898	246,815	148,605
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB20.6 million and RMB27.2 million as of December 31, 2017 and 2018, respectively)	5,600	38,505	24,992
Deferred revenue (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB571.2 million and RMB937.1million as of December 31, 2017 and 2018, respectively)	143,283	985,143	572,848
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB29.3 million and RMB318.6 million as of December 31, 2017 and 2018, respectively)	97,512	670,442	49,318
Amount due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB5.7 million and RMB23.1 million as of December 31, 2017 and 2018, respectively)	7,320	50,331	5,724
Total current liabilities	479,795	3,298,834	1,397,994
Total liabilities	479,795	3,298,834	1,397,994
Commitments and contingencies (Note 20)
Mezzanine equity:
Convertible redeemable preferred shares			4,015,043
Shareholders' (deficit)/equity
Additional paid-in capital	1,375,834	9,459,546	208,884
Statutory reserves	1,115	7,666	4,075
Accumulated other comprehensive income	47,426	326,077	30,047
Accumulated deficit	(413,452)	(2,842,690)	(2,222,774)
Total Bilibili Inc.'s shareholders' (deficit)/equity	1,010,952	6,950,796	(1,939,512)
Noncontrolling interests	34,966	240,406
Total shareholders' (deficit)/equity	1,045,918	7,191,202	(1,939,512)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,525,713	10,490,036	3,473,525
Pre-IPO Series A Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			16,625
Pre-IPO Series A+ Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			85,681
Pre-IPO Series B Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			325,559
Pre-IPO Series C Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			797,355
Pre-IPO Series C1 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			1,442,351
Pre-IPO Series C2 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			36,763
Pre-IPO Series D1 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			586,385
Pre-IPO Series D2 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			724,324
Pre-IPO Class A Ordinary Shares
Shareholders' (deficit)/equity
Ordinary shares			45
Class Y Ordinary Shares
Shareholders' (deficit)/equity
Ordinary shares	8	53
Class Z Ordinary Shares
Shareholders' (deficit)/equity
Ordinary shares	$ 21	¥ 144
Pre-IPO Class B Ordinary Shares
Shareholders' (deficit)/equity
Ordinary shares			16,356
Pre-IPO Class C Ordinary Shares
Shareholders' (deficit)/equity
Ordinary shares			16,944
Pre-IPO Class D Ordinary Shares
Shareholders' (deficit)/equity
Ordinary shares			¥ 6,911